Consolidated Statement of Other Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Financial results	$ 359.0	$ 354.6	$ 164.3
Other comprehensive income that will not be reclassified to profit or loss, net of tax	0.8	4.9	(4.5)
Remeasurement of post-employment benefit, net of tax	0.8	4.9	(4.5)
Items that are or may be reclassified subsequently to profit or loss	164.9	(119.2)	40.6
Financial instruments - Cash flow hedge, net of tax	15.1	(24.7)	7.3
Financial instruments measured at FVOCI, net of tax	0.0	0.2	0.0
Translation adjustments	149.8	(94.7)	33.3
Other comprehensive income (loss)	165.7	(114.3)	36.1
Total comprehensive income	524.7	240.3	200.4
Attributable to:
Controlling interests	510.1	248.0	201.0
Non-controlling interests	$ 14.6	$ (7.7)	$ (0.6)